SHAREHOLDERS' EQUITY - Number of shares authorized (Details) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands						12 Months Ended
	Aug. 08, 2016 USD ($) item $ / shares shares	Apr. 11, 2016 USD ($) $ / shares shares	Feb. 02, 2016	Aug. 01, 2014 CAD CAD / shares shares	Sep. 23, 2013 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) shares	Feb. 28, 2017 CAD / shares	Feb. 28, 2017 USD ($) $ / shares	Aug. 01, 2014 USD ($) shares	May 30, 2007 shares
Number of shares authorized
Aggregate gross proceeds from equity offering | $						$ 9,502
Fair value of warrant liability | $	$ 4,672	$ 1,137			$ 6,425
Class A unit
Number of shares authorized
Numbers of common shares each warrant may be converted into	1
Class B unit
Number of shares authorized
Numbers of common shares each warrant may be converted into	1
Long-Term Warrants
Number of shares authorized
Exercise price, warrants | $ / shares	$ 4.37
Long-Term Warrants | Class A unit
Number of shares authorized
Expiration term of warrants	5 years
Number of warrants in each class | item	1
Long-Term Warrants | Class B unit
Number of shares authorized
Number of warrants in each class | item	1
Short-Term Warrants
Number of shares authorized
Exercise price, warrants | $ / shares	$ 4.00
Short-Term Warrants | Class A unit
Number of shares authorized
Expiration term of warrants	6 months
Number of warrants in each class | item	2
Short-Term Warrants | Class B unit
Number of shares authorized
Number of warrants in each class | item	2
Pre-Funded Warrants
Number of shares authorized
Exercise price, warrants | $ / shares	$ 0.01
Pre-Funded Warrants | Class B unit
Number of shares authorized
Number of warrants in each class | item	1
Share price | $ / shares	$ 3.34
Common Shares
Number of shares authorized
Share issuance (in shares)						2,423,878
Share consolidation ratio			0.04
Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into										0.04
Public Offering September 23 2013
Number of shares authorized
Shares issued under public equity offering (in shares)					11,910,000
Shares issued under public equity offering (in dollars per share) | $ / shares					$ 2.10
Aggregate gross proceeds from equity offering | $					$ 25,011
Net realized proceeds from equity offering | $					$ 22,434
Exercise price, warrants | $ / shares					$ 2.80
Fair value of warrant liability | $					$ 6,425
Public Offering September 23 2013 | Common Shares
Number of shares authorized
Share issuance (in shares)					1
Public Offering September 23 2013 | Warrants
Number of shares authorized
Share issuance (in shares)					0.75
Numbers of common shares each warrant may be converted into					0.04
Exercise price, warrants | $ / shares								$ 2.80
Fair value of warrant liability | $								$ 7
Public Offering September 23 2013 | Scenario 2 | Warrants
Number of shares authorized
Exercise price, warrants | $ / shares					$ 2.80
Public Offering August 1 2014
Number of shares authorized
Shares issued under public equity offering (in shares)									15,927,500
Shares issued under public equity offering (in dollars per share) | CAD / shares				CAD 1.80
Aggregate gross proceeds from equity offering | CAD				CAD 28,670
Fair value of warrant liability | $									$ 2,551
Public Offering August 1 2014 | Common Shares
Number of shares authorized
Share issuance (in shares)				1
Public Offering August 1 2014 | Warrants
Number of shares authorized
Share issuance (in shares)				0.5
Numbers of common shares each warrant may be converted into									0.04
Exercise price, warrants | CAD / shares				CAD 56.25
Registered Direct Offering April 11, 2016
Number of shares authorized
Shares issued under public equity offering (in shares)		599,998
Shares issued under public equity offering (in dollars per share) | $ / shares		$ 7.25
Aggregate gross proceeds from equity offering | $		$ 4,350
Net realized proceeds from equity offering | $		$ 4,014
Registered Direct Offering April 11, 2016 | Common Shares
Number of shares authorized
Share issuance (in shares)		1
Registered Direct Offering April 11, 2016 | Warrants
Number of shares authorized
Share issuance (in shares)		0.5
Numbers of common shares each warrant may be converted into		1
Exercise price, warrants | $ / shares		$ 8.50						$ 8.50
Public Equity Offering August 8, 2016
Number of shares authorized
Aggregate gross proceeds from equity offering | $	$ 6,000
Net realized proceeds from equity offering | $	5,277
Fair value of warrant liability | $	$ 4,672
Public Equity Offering August 8, 2016 | Class A unit
Number of shares authorized
Shares issued under public equity offering (in shares)	1,760,880
Shares issued under public equity offering (in dollars per share) | $ / shares	$ 3.35
Public Equity Offering August 8, 2016 | Class B unit
Number of shares authorized
Shares issued under public equity offering (in shares)	30,164
Shares issued under public equity offering (in dollars per share) | $ / shares	$ 3.34
Public Equity Offering August 8, 2016 | Short-Term Warrants
Number of shares authorized
Exercise price, warrants | CAD / shares							CAD 4.37
Private Equity Offering August 8, 2016 | Class A unit
Number of shares authorized
Shares issued under private placement (in shares)	63,000
Aggregate proceeds from private equity placement | $	$ 211